SHARE CAPITAL: (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Estimate Fair Value

The fair value of options granted in 2021 was $1,061. The underlying data used for computing the fair value of the options are as follows:

2021
Value of one ordinary share	$9.56-$10.44
Dividend yield	0%
Expected volatility	59.52%-70.48%
Risk-free interest rate	0.55%-1.14%
Expected term	3.25-7 years